Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000017636
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate-Term Municipal Fund, Class F Shares
Accumulated Value	$ 100,000		$ 100,586	$ 100,482	$ 108,499	$ 111,168	$ 115,588	$ 105,987	$ 107,165	$ 113,670	$ 114,329	$ 118,213
C000147417
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate-Term Municipal Fund, Class Y Shares
Accumulated Value	100,000		100,921	100,995	109,414	112,385	117,144	107,693	109,164	116,076	117,042	121,320
C000017624
Account Value [Line Items]
Line Graph and Table Measure Name		Short Duration Municipal Fund, Class F Shares
Accumulated Value	100,000		100,471	100,996	103,168	104,911	105,714	103,253	105,184	109,646	113,071	115,571
C000147411
Account Value [Line Items]
Line Graph and Table Measure Name		Short Duration Municipal Fund, Class Y Shares
Accumulated Value	100,000		100,724	101,504	103,947	105,873	106,946	104,700	106,925	111,740	115,519	118,367
C000017631
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		100,537	99,263	106,373	108,919	110,346	101,844	102,589	107,075	108,737	110,949
C000147416
Account Value [Line Items]
Line Graph and Table Measure Name		California Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		100,688	99,561	106,853	109,475	111,071	102,655	103,679	108,267	110,150	112,558
C000017627
Account Value [Line Items]
Line Graph and Table Measure Name		Massachusetts Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		100,226	98,214	106,098	109,061	110,079	101,516	102,451	106,734	108,138	110,239
C000147413
Account Value [Line Items]
Line Graph and Table Measure Name		Massachusetts Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		100,291	98,422	106,590	109,637	110,930	102,344	103,545	107,932	109,622	111,807
C000017630
Account Value [Line Items]
Line Graph and Table Measure Name		New Jersey Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		100,687	100,167	107,156	109,540	111,114	103,584	104,964	109,292	111,376	113,795
C000147415
Account Value [Line Items]
Line Graph and Table Measure Name		New Jersey Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		100,834	100,464	107,634	110,194	111,945	104,515	105,959	110,607	112,882	115,388
C000017629
Account Value [Line Items]
Line Graph and Table Measure Name		New York Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		100,609	98,961	106,292	107,658	110,092	102,601	103,945	108,640	110,367	113,182
C000147414
Account Value [Line Items]
Line Graph and Table Measure Name		New York Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		100,859	99,262	106,789	108,327	110,948	103,538	105,046	110,068	111,984	115,013
C000017626
Account Value [Line Items]
Line Graph and Table Measure Name		Pennsylvania Municipal Bond Fund, Class F Shares
Accumulated Value	100,000		100,930	99,504	107,870	111,303	113,004	104,347	105,057	109,637	112,073	114,330
C000147412
Account Value [Line Items]
Line Graph and Table Measure Name		Pennsylvania Municipal Bond Fund, Class Y Shares
Accumulated Value	100,000		101,080	99,707	108,355	111,970	113,842	105,279	106,045	110,922	113,559	116,016
C000047166
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Advantaged Income Fund, Class F Shares
Accumulated Value	100,000		102,374	105,237	113,556	116,957	127,401	114,649	114,573	126,908	125,167	131,017
C000147418
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Advantaged Income Fund, Class Y Shares
Accumulated Value	100,000		102,626	105,757	114,401	118,119	128,989	116,350	116,555	129,431	127,962	134,274
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Accumulated Value	100,000		100,883	101,376	110,215	113,781	117,645	107,490	109,322	115,978	116,067	120,849
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Accumulated Value	100,000		101,094	101,136	109,387	113,098	116,205	107,966	109,779	115,550	117,662	121,105
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Accumulated Value	100,000		101,094	101,136	109,387	113,098	116,205	107,966	109,779	115,550	117,662	121,105
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Accumulated Value	100,000		101,040	101,689	104,388	106,425	107,089	105,383	107,312	111,829	115,474	118,197
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Accumulated Value	100,000		101,040	101,689	104,388	106,425	107,089	105,383	107,312	111,829	115,474	118,197
Bloomberg California Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Index (USD)
Accumulated Value	100,000		100,989	100,760	108,412	112,430	114,080	106,419	107,834	112,936	116,270	118,321
Bloomberg California Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Index (USD)
Accumulated Value	100,000		100,989	100,760	108,412	112,430	114,080	106,419	107,834	112,936	116,270	118,321
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Massachusetts Intermediate Municipal Index (USD)
Accumulated Value	100,000		101,191	99,956	108,371	112,896	114,608	106,723	108,125	112,816	115,433	117,729
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Massachusetts Intermediate Municipal Index (USD)
Accumulated Value	100,000		101,191	99,956	108,371	112,896	114,608	106,723	108,125	112,816	115,433	117,729
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Accumulated Value	100,000		101,263	100,909	108,214	111,879	114,290	107,341	108,839	114,071	117,248	119,968
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Accumulated Value	100,000		101,263	100,909	108,214	111,879	114,290	107,341	108,839	114,071	117,248	119,968
Bloomberg New York Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Intermediate Municipal Index (USD)
Accumulated Value	100,000		101,391	100,369	108,422	110,611	114,047	106,901	108,720	113,765	116,655	119,400
Bloomberg New York Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Intermediate Municipal Index (USD)
Accumulated Value	100,000		101,391	100,369	108,422	110,611	114,047	106,901	108,720	113,765	116,655	119,400
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Accumulated Value	100,000		102,004	101,578	111,473	115,768	119,313	110,819	112,231	117,276	120,848	123,715
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Accumulated Value	100,000		102,004	101,578	111,473	115,768	119,313	110,819	112,231	117,276	120,848	123,715
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Accumulated Value	100,000		101,713	105,668	115,573	117,844	127,963	115,821	116,991	128,489	127,377	134,560
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Accumulated Value	$ 100,000		$ 101,713	$ 105,668	$ 115,573	$ 117,844	$ 127,963	$ 115,821	$ 116,991	$ 128,489	$ 127,377	$ 134,560